Note 1 - Summary of Significant Accounting Policies - Estimated Useful Lives of Various Classes of Assets (Details)	12 Months Ended
Mar. 31, 2019
Building [Member]
Estimated useful lives (Year)	20 years
Building [Member] | Maximum [Member]
Estimated useful lives (Year)
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives (Year)	15 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives (Year)	10 years
Yard Improvements [Member] | Maximum [Member]
Estimated useful lives (Year)	15 years
Yard Improvements [Member] | Minimum [Member]
Estimated useful lives (Year)	5 years
Loaders and Other Rolling Stock [Member] | Maximum [Member]
Estimated useful lives (Year)	10 years
Loaders and Other Rolling Stock [Member] | Minimum [Member]
Estimated useful lives (Year)	5 years